The Eaton Vance Municipals Trust II
For the Portfolio:
     Florida Insured Tax Free Fund

[LOGO]

Semi-Annual Shareholder Report
July 31, 1995


Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                       Florida Insured Tax Free Portfolio

              Portfolio of Investments - July 31, 1995 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------
                                                            ESCROWED - 3.9%

Aaa              AAA                 $500                   Gainesville Florida
                                                            Utility System, 8.125%,
                                                            10/1/14                                     $   640,190
                                                                                                        -----------

                                                            HOUSING - 13.7%

Aaa              AAA                 $500                   Duval County HFA
                                                            SFMR (GNMA Backed),
                                                            6.70%, 10/1/26 (AMT)                        $   503,845

Aaa              NR                  750                    Escambia HFA SFMR
                                                            (GNMA Backed), 7.00%,
                                                             4/1/28 (AMT)                                   772,193

NR               AAA                 1,000                  Pinellas County HFA
                                                            SFMR (GNMA Backed),
                                                            6.70%, 2/1/28 (AMT)
                                                                                                          1,009,560
                                                                                                        -----------
                                                                                                        $ 2,285,598
                                                                                                        -----------

                                                            INSURED EDUCATION - 2.3%

Aaa              AAA                 $400                   University of Florida
                                                            (MBIA), 5.50%, 7/1/23                       $   380,828
                                                                                                        -----------

                                                            INSURED GENERAL
                                                            OBLIGATION - 4.0%

Aaa              AAA                 $750                   Puerto Rico (MBIA),
                                                            5.00%, 7/1/21                               $   670,020
                                                                                                        -----------

                                                            INSURED HEALTHCARE - 6.4%

Aaa              AAA                 $1,200                 Tampa Allegany Health
                                                            System- St. Joseph's
                                                            (MBIA), 5.125%,
                                                            12/1/23                                     $ 1,062,132
                                                                                                        -----------

                                                            INSURED HOSPITAL - 3.9%

Aaa              AAA                 $450                   Dade Florida Public
                                                            Facilities, Jackson
                                                            Memorial Hospital, (MBIA), 5.625%,
                                                            6/1/18                                      $   430,200

Aaa              AAA                 200                    Dade Florida Public
                                                            Facilities, Jackson Memorial
                                                            Hospital, (MBIA), 4.875%,
                                                            6/1/15                                          174,096

Aaa              AAA                 50                     Hillsborough County
                                                            Hospital Authority, Tampa
                                                            General Hospital (FSA),
                                                            6.375%, 10/1/13                                  51,836
                                                                                                        -----------
                                                                                                        $   656,132
                                                                                                        -----------

                                                            INSURED HOUSING - 3.1%

Aaa              Aaa                 $500                   FL HFA Maitland Club
                                                            Apartments Project
                                                            (AMBAC), 6.875%,
                                                            8/1/26 (AMT)                                $   513,385
                                                                                                        -----------

                                                            INSURED POLLUTION
                                                            CONTROL REVENUE - 7.1%

Aaa              AAA                 $445                   Citrus County
                                                            FL Power & Light
                                                            (MBIA), 6.35%, 2/1/22                       $   462,279

Aaa              AAA                 750                    Escambia County
                                                            Gulf Power (MBIA),
                                                            5.80%, 6/1/23                                   723,855
                                                                                                        -----------
                                                                                                        $ 1,186,134
                                                                                                        -----------

                                                            INSURED SOLID WASTE - 0.6%

Aaa              AAA                 $100                   Broward County Solid
                                                            Waste System (MBIA),
                                                            6.00%, 7/1/13 (AMT)                         $   100,215
                                                                                                        -----------

                                                            INSURED SPECIAL
                                                            TAX REVENUES - 20.9%

Aaa              AAA                 $450                   Escambia County (FGIC),
                                                            5.80%, 1/1/15                               $   441,752

Aaa              AAA                 150                    Florida State Department
                                                            of Natural Resources
                                                            (FSA), 5.80%, 7/1/13                            148,182

Aaa              AAA                 1,225                  Florida State Department of
                                                            Environmental Preservation
                                                            (MBIA), 4.75%, 7/1/09                         1,127,466

Aaa              AAA                 745                    Jacksonville Florida Sales
                                                            Tax, River City Project
                                                            (FGIC), 5.375%, 10/1/18                         688,812

--------------------------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------
                                                            INSURED SPECIAL
                                                            TAX REVENUES - (CONTINUED)

Aaa              AAA                 250                    Orange County Florida
                                                            Tourist Development
                                                            (MBIA), 6.00%, 10/1/24                          247,258

Aaa              AAA                 795                    St. Petersburg Excise Tax
                                                            (FGIC), 5.00%, 10/1/16                          711,740

Aaa              AAA                 340                    Sunrise Florida Public
                                                            Facilities (MBIA), 0%,
                                                            10/1/15                                         101,434
                                                                                                        -----------
                                                                                                        $ 3,466,644
                                                                                                        -----------


                                                            INSURED TRANSPORTATION - 10.1%

Aaa              AAA                 $700                   Florida State Turnpike
                                                            Authority (FGIC), 5.00%,
                                                            7/1/19                                      $   614,089

Aaa              AAA                 50                     Greater Orlando Aviation
                                                            Authority (FGIC), 6.375%,
                                                            10/1/21 (AMT)                                    51,196

Aaa              AAA                 1,000                  Lee County Florida
                                                            Transportation Facilities
                                                            (MBIA), 5.75%, 10/1/22                          970,510

Aaa              AAA                 50                     Orlando & Orange County
                                                            Expressway Authority Junior
                                                            Lien (FGIC), 5.125%,
                                                            7/1/20                                           44,436
                                                                                                        -----------
                                                                                                        $ 1,680,231
                                                                                                        -----------

                                                            INSURED UTILITIES - 6.5%

Aaa              AAA                 $895                   FL Municipal Power Authority,
                                                            Stanton II Project (AMBAC),
                                                            4.50%, 10/1/27                              $   700,400

Aaa              AAA                 50                     Key West Florida Utility
                                                            (AMBAC), 6.75%,
                                                            10/1/13                                          53,831

Aaa              AAA                 305                    New Smyrna Beach Florida
                                                            Utility System (FGIC),
                                                            5.00%, 10/1/19                                  268,086

Aaa              AAA                 50                     Puerto Rico Electric
                                                            Power Authority Revenue
                                                            Bonds-Stripes, (FSA),
                                                            Variable, 7/1/02 (1)                             54,165
                                                                                                        -----------
                                                                                                        $ 1,076,482
                                                                                                        -----------

                                                            INSURED WATER & SEWER - 17.5%

Aaa              AAA                 $50                    Broward County Water
                                                            and Sewer Utility (AMBAC),
                                                            5.00%, 10/1/18                              $    44,468

Aaa              AAA                 75                     City of Cocoa Water and
                                                            Sewer System (AMBAC),
                                                            5.00%, 10/1/23                                   65,778

Aaa              AAA                 735                    Enterprise Community
                                                            Water & Sewer (MBIA),
                                                            6.125%, 5/1/24                                  740,542

Aaa              AAA                 75                     City of Key West Sewer
                                                            (FGIC), 5.70%, 10/1/26                           71,735

Aaa              AAA                 70                     City of North Port Utility
                                                            System (FGIC), 6.25%,
                                                            10/1/17                                          71,758

Aaa              AAA                 500                    City of North Port Utility
                                                            System (FGIC), 6.25%,
                                                            10/1/22                                         510,780

Aaa              AAA                 155                    Sanford Florida Water &
                                                            Sewer (AMBAC), 4.50%,
                                                            10/1/21                                         125,012

Aaa              AAA                 400                    Titusville Florida Water &
                                                            Sewer (MBIA), 6.00%,
                                                            10/1/24                                         401,572

Aaa              AAA                 1,000                  Vero Beach Water &
                                                            Sewer (FGIC), 5.00%,
                                                            12/1/21                                         877,960
                                                                                                        -----------
                                                                                                        $ 2,909,605
                                                                                                        -----------

TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST $15,731,571)                                                                           $16,627,596
                                                                                                        ===========

--------------------------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------


(1) The above designated securities have been issued as inverse floater bonds

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 82.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentages by financial institution were as follows at July 31, 1995:

AMBAC, Inc. (AMBAC)                                                                                             9.0%

Financial Guaranty Insurance Corp. (FGIC)                                                                      26.3%

Financial Security Insurance Inc. (FSA)                                                                         1.5%

Municipal Bond Investors Assurance Corp. (MBIA)                                                                45.6%
                                                                                                        -----------
                                                                                                               82.4%
                                                                                                        ===========


                        See notes to financial statements

                       Florida Insured Tax Free Portfolio

                              Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES

----------------------------------------------------------------------------------------------
                            July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------
ASSETS:
   Investments -
      Identified cost                                                              $15,731,571
      Unrealized appreciation                                                          896,025
                                                                                   -----------

   Total investments, at value (Note 1A)                                           $16,627,596
   Cash                                                                                321,485
   Receivable from the Investment Adviser (Note 2)                                      21,272
   Interest receivable                                                                 266,451
   Deferred organization expenses (Note 1D)                                              8,700
                                                                                   -----------
         Total assets                                                              $17,245,504
                                                                                   -----------


LIABILITIES:
   Payable to affiliate -
      Trustee fees                                                                 $        14
   Accrued expenses                                                                      1,081
                                                                                   -----------
      Total liabilities                                                            $     1,095
                                                                                   -----------

NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $17,244,409
                                                                                   ===========


SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals                         $16,348,384
   Unrealized appreciation of investments and financial futures contracts
      (computed on the basis of identified cost)                                       896,025
                                                                                   -----------

            Total                                                                  $17,244,409
                                                                                   ===========

                       See notes to financial statements

                             STATEMENT OF OPERATIONS

---------------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                                                                        $ 475,072
                                                                                          ---------


EXPENSES:
   Investment adviser fee (Note 2)                                                        $  12,606
   Compensation of Trustees not members of the Investment Adviser's organization                 83
   Legal and accounting services                                                             16,033
   Interest expense (Note 5)                                                                  2,571
   Bond pricing                                                                               1,481
   Amortation of organization expenses (Note 1D)                                              1,202
   Miscellaneous                                                                                125
                                                                                          ---------
      Total expenses                                                                      $  34,101
                                                                                          ---------


DEDUCT:
   Preliminary reduction of investment adviser fee (Note 2)                               $  12,606
   Preliminary allocation of expenses to the Investment Adviser (Note 2)                     21,272
                                                                                          ---------
      Total                                                                               $  33,878
                                                                                          ---------
         Net expenses                                                                     $     223
                                                                                          ---------
            Net investment income                                                         $ 474,849
                                                                                          ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)-
      Investment transactions (identified cost basis)                                     $  10,440
      Financial futures contracts                                                          (342,335)
                                                                                          ---------
         Net realized loss on investments                                                 $(331,895)
                                                                                          ---------
   Change in unrealized appreciation of investments                                       $ 667,784
                                                                                          ---------
         Net realized and unrealized gain                                                 $ 335,889
                                                                                          ---------
            Net increase in net asset from operations                                     $ 810,738
                                                                                          =========


                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                         FOR THE SIX MONTHS         FOR THE YEAR
                                                                         ENDED JULY 31, 1995       ENDED JANUARY 31,
                                                                             (UNAUDITED)                1995*
                                                                         -------------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                  $    474,849           $    307,971
      Net realized loss on investments                                           (331,895)               (57,512)
      Change in unrealized appreciation of investments                            667,784                228,241
                                                                             ------------           ------------
         Net increase in net assets from operations                          $    810,738           $    478,700
                                                                             ------------           ------------

   Capital transactions (Note 2) -

      Contributions                                                          $  3,524,863           $ 16,016,246
      Withdrawals                                                              (1,491,143)            (2,195,015)
                                                                             ------------           ------------
         Increase in net assets resulting from capital transactions          $  2,033,720           $ 13,821,231
                                                                             ------------           ------------
            Total increase in net assets                                     $  2,844,458           $ 14,299,931


NET ASSETS:

   At beginning of period                                                      14,399,951                100,020
                                                                             ------------           ------------
   At end of period                                                          $ 17,244,409           $ 14,399,951
                                                                             ============           ============


* For the period from the start of business, March 2, 1994, to January 31, 1995.


                        See notes to financial statements

                               SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE SIX MONTHS     FOR THE YEAR
                                                                                    ENDED JULY 31, 1995   ENDED JANUARY 31,
                                                                                       (UNAUDITED)            1995*
                                                                                    -------------------   -----------------
RATIOS  (As a percentage of average daily net assets):**
   Net expenses                                                                             0.00%+            0.01%+
   Net investment income                                                                    6.03%+            5.73%+

PORTFOLIO TURNOVER                                                                            14%               33%

NET ASSETS, end of period

   (000 Omitted)                                                                         $17,244           $14,400


** The operating expenses of the Portfolio reflects a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser.
Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):

   Expenses                                                                                 0.43%+            0.41%+
   Net investment income                                                                    5.60%+            5.33%+

+ Annualized.

* For the period from the start of business, March 2, 1994 to January 31, 1995.


                        See notes to financial statements

Investment Management

-----------------------------------------------------------------------------

EV TRADITIONAL     OFFICERS                  INDEPENDENT TRUSTEES
FLORIDA INSURED    THOMAS J. FETTER          DONALD R. DWIGHT
TAX FREE FUND      President                 President, Dwight Partners, Inc.
24 Federal Street                            Chairman, Newspaper of
Boston, MA 02110   JAMES B. HAWKES           New England, Inc.
                   Vice President, Trustee
                                             SAMUEL L. HAYES, III
                   ROBERT B. MACINTOSH       Jacob H. Schiff Professor of
                   Vice President            Investment Banking, Harvard
                                             University Graduate School of
                   JAMES L. O'CONNOR         Business Administration
                   Treasurer
                                             NORTON H. REAMER
                   THOMAS OTIS               President and Director. United
                   Secretary                 Asset Management Corporation

                                             JOHN L. THORNDIKE
                                             Director, Fiduciary Company
                                             Incorporated

                                             JACK L. TREYNOR
                                             Investment Adviser and Consultant


-----------------------------------------------------------------------------

FLORIDA            OFFICERS                  INDEPENDENT TRUSTEES
INSURED TAX
FREE PORTFOLIO     THOMAS J. FETTER          DONALD R. DWIGHT
24 Federal Street  President and Portfolio   President, Dwight Partners, Inc.
Boston, MA 02110   Manager of Florida        Chairman, Newspaper of
                   Insured Tax Free          New England, Inc.
                   Portfolio
                                             SAMUEL L. HAYES, III
                   JAMES B. HAWKES           Jacob H. Schiff Professor of
                   Vice President, Trustee   Investment Banking, Harvard
                                             University Graduate School
                   ROBERT B. MACINTOSH       of Business Administration
                   Vice President
                                             NORTON H. REAMER
                   JAMES L. O'CONNOR         President and Director, United
                   Treasurer                 Asset Management Corporation

                   THOMAS OTIS               JOHN L. THORNDIKE
                   Secretary                 Director, Fiduciary Company
                                             Incorporated

                                             JACK L. TREYNOR
                                             Investment Adviser and Consultant